Provisions	12 Months Ended
Dec. 31, 2024
Disclosure of Provisions [Abstract]
Provisions

8. Provisions

	As at December 31
	2024	2023
Decommissioning liability	$115.7	$172.6
Office lease provision (existing)	0.7	9.4
Total	$116.4	$182.0

Current portion	$20.4	$32.1
Non-current portion	$96.0	$149.9

Decommissioning liability

The decommissioning liability is based on the present value of Obsidian Energy’s net share of estimated future costs of obligations to abandon and reclaim all our wells, facilities and pipelines. These estimates were made by management using information obtained from government estimates, internal analysis and external consultants assuming current costs, technology and enacted legislation.

At December 31, 2024, the decommissioning liability was determined by applying an inflation factor of 2.0 percent (December 31, 2023 - 2.0 percent) and the inflated amount was discounted using a credit-adjusted rate of 10.0 percent (December 31, 2023 – 10.0 percent) over the expected useful life of the underlying assets, currently extending over 50 years into the future. Including the impact of the assets held for sale, at December 31, 2024, the total decommissioning liability on an undiscounted, uninflated basis was $357.0 million (December 31, 2023 - $578.9 million).

Changes to the decommissioning liability were as follows:

	Year ended December 31
	2024	2023
Balance, beginning of year	$172.6	$182.3
Net liabilities added (1)	2.0	1.3
Acquisition	0.4	-
Increase (decrease) due to changes in estimates	20.3	(2.3)
Liabilities settled	(23.9)	(26.6)
Government decommissioning assistance	-	0.4
Transfers to liabilities for assets held for sale	(72.2)	-
Accretion charges	16.5	17.5
Balance, end of year	$115.7	$172.6

Current portion	$19.7	$23.4
Non-current portion	$96.0	$149.2

(1)
Includes additions from drilling activity, facility capital spending and disposals related to net property dispositions.

Office lease provision

The office lease provision represents the net present value of non-lease components for our then existing office lease on future office lease payments. The office lease provision was determined by applying an asset specific credit-adjusted discount rate of 6.5 percent (December 31, 2023– 6.5 percent) over the remaining life of the lease contracts, extending into January 2025.

Changes to the office lease provision were as follows:

	Year ended December 31
	2024	2023
Balance, beginning of year	$9.4	$17.5
Settlements	(9.0)	(9.0)
Accretion charges	0.3	0.9
Balance, end of year	$0.7	$9.4

Current portion	$0.7	$8.7
Non-current portion	$-	$0.7